Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	57 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000202991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Adler Value Fund - Institutional Class
C000234765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - A Class Shares
Average Annual Return, Percent	16.23%	3.33%
C000221442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Evolutionary Tree Innovators Fund - I Class Shares
C000182952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kempner Multi-Cap Deep Value Fund - Institutional Class
C000182953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kempner Multi-Cap Deep Value Fund - Investor Class
C000130673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wavelength Fund
Without Sales Load [Member] | C000202991
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%			11.20%	8.14%
Without Sales Load [Member] | C000234765
Average Annual Return [Line Items]
Average Annual Return, Percent	23.34%	5.22%
Without Sales Load [Member] | C000221442
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%		2.43%
Without Sales Load [Member] | C000182952
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%			13.10%		6.95%
Without Sales Load [Member] | C000182953
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%			12.82%		6.69%
Without Sales Load [Member] | C000130673
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%			2.40%		2.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%			15.94%	13.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	11.40%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%		14.14%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	13.72%			14.18%		9.93%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	13.72%			14.18%		9.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%			(0.90%)		1.49%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	5.04%			13.97%	10.19%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	2.48%			14.12%	6.45%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	5.04%			13.97%		9.79%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	5.04%			13.97%		9.79%
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.83%			2.76%		1.94%